Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,999,478,618.95	53,438		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.507%		July 15, 2025
Class A-2a Notes	$323,350,000.00	5.40%		April 15, 2027
Class A-2b Notes	$330,000,000.00	4.80654%	*	April 15, 2027
Class A-3 Notes	$653,300,000.00	5.10%		April 15, 2029
Class A-4 Notes	$93,350,000.00	4.96%		May 15, 2030
Class B Notes	$55,260,000.00	5.23%		May 15, 2030
Class C Notes	$36,830,000.00	0.00%		December 15, 2031
Total	$1,842,090,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,487,529.28

Principal:
Principal Collections	$35,861,393.13
Prepayments in Full	$16,634,457.72
Liquidation Proceeds	$678,226.94
Recoveries	$6,153.30
Sub Total	$53,180,231.09
Collections	$59,667,760.37

Purchase Amounts:
Purchase Amounts Related to Principal	$57,502.67
Purchase Amounts Related to Interest	$366.17
Sub Total	$57,868.84

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$59,725,629.21

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	8
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$59,725,629.21
Servicing Fee	$1,337,342.36	$1,337,342.36	$0.00	$0.00	$58,388,286.85
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$58,388,286.85
Interest - Class A-2a Notes	$1,381,118.33	$1,381,118.33	$0.00	$0.00	$57,007,168.52
Interest - Class A-2b Notes	$1,421,897.95	$1,421,897.95	$0.00	$0.00	$55,585,270.57
Interest - Class A-3 Notes	$2,776,525.00	$2,776,525.00	$0.00	$0.00	$52,808,745.57
Interest - Class A-4 Notes	$385,846.67	$385,846.67	$0.00	$0.00	$52,422,898.90
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,422,898.90
Interest - Class B Notes	$240,841.50	$240,841.50	$0.00	$0.00	$52,182,057.40
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,182,057.40
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$52,182,057.40
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$52,182,057.40
Regular Principal Payment	$62,394,413.60	$52,182,057.40	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$59,725,629.21

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$52,182,057.40
Total					$52,182,057.40

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$25,825,466.08	$79.87	$1,381,118.33	$4.27	$27,206,584.41	$84.14
Class A-2b Notes	$26,356,591.32	$79.87	$1,421,897.95	$4.31	$27,778,489.27	$84.18
Class A-3 Notes	$0.00	$0.00	$2,776,525.00	$4.25	$2,776,525.00	$4.25
Class A-4 Notes	$0.00	$0.00	$385,846.67	$4.13	$385,846.67	$4.13
Class B Notes	$0.00	$0.00	$240,841.50	$4.36	$240,841.50	$4.36
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$52,182,057.40	$28.33	$6,206,229.45	$3.37	$58,388,286.85	$31.70

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$306,915,184.36	0.9491733	$281,089,718.28	0.8693048
Class A-2b Notes	$313,227,186.75	0.9491733	$286,870,595.43	0.8693048
Class A-3 Notes	$653,300,000.00	1.0000000	$653,300,000.00	1.0000000
Class A-4 Notes	$93,350,000.00	1.0000000	$93,350,000.00	1.0000000
Class B Notes	$55,260,000.00	1.0000000	$55,260,000.00	1.0000000
Class C Notes	$36,830,000.00	1.0000000	$36,830,000.00	1.0000000
Total	$1,458,882,371.11	0.7919713	$1,406,700,313.71	0.7636436

Pool Information
Weighted Average APR	4.683%	4.688%
Weighted Average Remaining Term	51.55	50.78
Number of Receivables Outstanding	46,820	45,871
Pool Balance	$1,604,810,836.31	$1,550,651,809.78
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,482,847,740.73	$1,433,329,933.78
Pool Factor	0.8026147	0.7755281

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,605,247.03
Yield Supplement Overcollateralization Amount	$117,321,876.00
Targeted Overcollateralization Amount	$154,163,852.27
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$143,951,496.07

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,605,247.03
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,605,247.03
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,605,247.03

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	8
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		119	$927,446.07
(Recoveries)		9	$6,153.30
Net Loss for Current Collection Period			$921,292.77
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6889%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2928%
Second Prior Collection Period			0.3141%
Prior Collection Period			0.3177%
Current Collection Period			0.7007%
Four Month Average (Current and Prior Three Collection Periods)			0.4063%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		659	$2,841,240.15
(Cumulative Recoveries)			$62,752.05
Cumulative Net Loss for All Collection Periods			$2,778,488.10
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1390%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,311.44
Average Net Loss for Receivables that have experienced a Realized Loss			$4,216.22

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.68%	244	$10,606,375.06
61-90 Days Delinquent	0.13%	44	$2,023,204.13
91-120 Days Delinquent	0.03%	9	$435,329.06
Over 120 Days Delinquent	0.02%	5	$250,520.47
Total Delinquent Receivables	0.86%	302	$13,315,428.72

Repossession Inventory:
Repossessed in the Current Collection Period		25	$1,433,703.16
Total Repossessed Inventory		36	$1,918,182.47

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1005%
Prior Collection Period			0.1324%
Current Collection Period			0.1264%
Three Month Average			0.1198%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1747%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	8

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	114	$5,443,963.34
2 Months Extended	174	$7,833,918.32
3+ Months Extended	38	$1,675,125.08

Total Receivables Extended	326	$14,953,006.74
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer